Borrowings and debentures (Details 2) - Foreign Currency [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings	R$ 31,980	R$ 26,124
Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Jul-2011 and Jul-2012
Maturity	Jul-2041
Interest (% per year)	7.13%
Borrowings	R$ 2,825	3,045
Bonds 2 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Feb-2014 and May-2014
Maturity	Feb-2024
Interest (% per year)	6.45%
Borrowings		1,589
Bonds 3 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Oct-2017
Maturity	Jan-2028
Interest (% per year)	4.50%
Borrowings	R$ 5,798	6,249
Bonds 4 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Nov-2019
Maturity	Jan-2030
Interest (% per year)	4.50%
Borrowings	R$ 7,364	7,936
Bonds 5 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Nov-2019
Maturity	Jan-2050
Interest (% per year)	5.88%
Borrowings	R$ 3,720	4,009
Bonds 6 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Jul-2020
Maturity	Jan-2081
Interest (% per year)	8.50%
Borrowings	R$ 3,077	R$ 3,296
Bonds 7 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Feb-2023
Maturity	Feb-2033
Interest (% per year)	7.25%
Borrowings	R$ 4,976
Bonds 8 [Member]
IfrsStatementLineItems [Line Items]
Issue date	Sep-2023
Maturity	Jan-2031
Interest (% per year)	8.50%
Borrowings	R$ 4,220